Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic and diluted earnings per share [abstract]
Profit for the year attributable to the equity holders of parent (USD)	$ 23,565,399	$ 25,541,703	$ 7,031,340
Weighted average number of shares during the year - basic and diluted	135,161,942	138,320,733	143,375,678
Basic and diluted earnings per share	$ 0.17	$ 0.18	$ 0.05